SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Lease
Cash paid for amounts included in measurement of operating lease liabilities	¥ 14,806	¥ 13,460
Lease liability arising from obtaining Right-of-use assets.	2,111	29,734
Modification to operating lease liabilities and right-of-use assets	¥ (4,342)